ProShares Supply Chain Logistics ETF Investment Risks - ProShares Supply Chain Logistics ETF	May 30, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks
Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Supply Chain Logistics Risk — Companies involved in providing supply chain logistics are subject to risks related to legislative or regulatory changes; adverse market conditions and/or increased competition; technological developments and changing technology; cyberattacks that may compromise a company’s operations or business; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, exchange rate movements, and insurance costs; pandemics, natural disasters or other crisis; border and/or import controls; pent-up /increased demand; mobility restrictions; shortages of product and labor; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; and rapid product obsolescence. Global, regional or local events, such as changes to trade relations, trade restrictions, and/or military conflict, may materially disrupt or indefinitely impair the operations of these companies. Securities of these companies may be cyclical and occasionally subject to sharp price movements. Certain supply chain companies may be subject to significant regulation, including environmental regulation, by federal, state and local governmental agencies.
Unrelated Business Lines Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Unrelated Business Lines Risk – Companies in the Index may have significant business lines that are not supply chain logistics-related. These unrelated business lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its supply chain logistics-related business line, it may negatively affect the performance of the company, the Index and the Fund.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market, social, geopolitical and economic developments, including changes in interest and currency rates, inflation (or expectations for inflation), deflation (or expectations for deflation), global demand for particular products or resources, market instability, debt crises, embargoes, tariffs, sanctions and other trade barriers, regulatory or governmental trade or market control programs, recessions, supply chain disruptions, labor disturbances, environmental or man-made disasters, war, terrorism, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), social unrest and other unforeseeable events.
Foreign-EM Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.Because the Fund’s foreign investment exposure may include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened. Investments in emerging markets are considered speculative.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2025, the Index had a significant portion of its value in issuers in the industrials industry group.
Industrials Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.